Trade Receivables - Movements in Allowance for Doubtful Debts of Trade Receivables (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [abstract]
Beginning balance	¥ 37	¥ 33
Impairment loss recognized	8	14
Impairment loss written back		(1)
Uncollectible amounts written off	(8)	(9)
Ending balance	¥ 37	¥ 37